Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	$ 9.0	$ 7.0	$ 6.4
Gross increases - tax positions in current periods	0.4	2.0	1.5
Settlements and closing of statute of limitations	(0.6)		(0.9)
Unrecognized tax benefits ending balance	$ 8.8	$ 9.0	$ 7.0